Schedule of Prepaid Expenses and Other Current Assets (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	Jul. 31, 2025	Jul. 31, 2024
Prepaid expenses	$ 256	$ 18,907
Deposits	47,654	12,742
Prepaid taxes	7,821	7,265
Prepaid expenses and other current assets	$ 55,731	$ 38,914